Label	Element	Value
Initial application ofIFRS9	sny_InitialApplicationOfIFRS9	€ (13,000,000)	[1]
Animal health business [member]
Employee benefits expense	ifrs-full_EmployeeBenefitsExpense	0
Retained earnings [member]
Initial application ofIFRS9	sny_InitialApplicationOfIFRS9	839,000,000	[1]
Equity attributable to owners of parent [member]
Initial application ofIFRS9	sny_InitialApplicationOfIFRS9	(13,000,000)	[1]
Accumulated other comprehensive income [member]
Initial application ofIFRS9	sny_InitialApplicationOfIFRS9	€ (852,000,000)	[1]

[1]	See Note A.2.1.2. to the consolidated financial statements for the year ended December 31, 2018.